Borrowings - Additional Information (Detail) Share data in Millions, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 19, 2013	Feb. 28, 2013 AUD	Dec. 19, 2013 Athyrium Credit Agreement [Member] USD ($)	Dec. 31, 2013 Athyrium Credit Agreement [Member] USD ($)	Dec. 19, 2013 Athyrium Credit Agreement [Member]
Debt Instrument [Line Items]
Athyrium Credit Agreement, date					Dec. 19, 2013
Secured term loan, amount				$ 25,000,000
Secured term loan, drawn amount					15,000,000
Secured term loan, undrawn amount					10,000,000
Amount available to be drawn within 30 days					5,000,000
Quarterly service fee revenue					1,800,000
Amount available to be drawn within 30 days					5,000,000
Verio QSF plus coagulation manufacturing revenues					2,500,000
Term loan maturity date					Dec. 19, 2018
Interest charged			2.95%		10.50%
Term loan period					5 years
Default interest rate under credit agreement					13.00%
Minimum voluntary repayment					2,500,000
Percentage of prepayment to lenders on net cash proceeds received					100.00%
Prepayment premium prior to second anniversary, percentage					20.00%
Prepayment premium after second anniversary, percentage					15.00%
Non-refundable fee paid				625,000
Non-refundable fees as percentage of aggregate credit facility				2.50%
Percentage of commitment fee paid				2.00%
Percentage of milestone payments					30.00%
Maximum milestone payments					600,000
Minimum unrestricted cash required					2,000,000
Number of common stock entitled by issuing warrants				4.5
Exercise price						1.00
Percentage of premium over closing price of common stock		117.00%		117.00%
Warrants exercisable period	7 years				7 years
Total amount financed			767,471